UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09377
                                                    -------------

                        The Gabelli Blue Chip Value Fund
                         ------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                         ------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                         ------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          -----------------

                   Date of fiscal year end: December 31, 2004
                                            -------------------

                  Date of reporting period: September 30, 2004
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS -- 99.2%
             AEROSPACE -- 3.2%
      3,400  General Dynamics Corp. ........... $   347,140
     16,200  Northrop Grumman Corp. ...........     863,946
                                                -----------
                                                  1,211,086
                                                -----------
             BUSINESS SERVICES -- 3.6%
     62,800  Cendant Corp. ....................   1,356,480
                                                -----------
             COMPUTER HARDWARE -- 2.3%
     46,094  Hewlett-Packard Co. ..............     864,262
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 3.0%
     41,000  Microsoft Corp. ..................   1,133,650
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 7.6%
     16,000  General Electric Co. .............     537,280
     40,000  Honeywell International Inc. .....   1,434,400
     13,300  Ingersoll-Rand Co., Cl. A ........     904,001
                                                -----------
                                                  2,875,681
                                                -----------
             ELECTRONICS -- 2.7%
     24,000  Applied Materials Inc.+ ..........     395,760
     29,300  Texas Instruments Inc. ...........     623,504
                                                -----------
                                                  1,019,264
                                                -----------
             ENERGY AND UTILITIES: ELECTRIC -- 7.8%
    165,100  AES Corp.+ .......................   1,649,349
     36,000  Allegheny Energy Inc.+ ...........     574,560
     18,200  FirstEnergy Corp. ................     747,656
                                                -----------
                                                  2,971,565
                                                -----------
             ENERGY AND UTILITIES: OIL -- 16.4%
      9,775  ConocoPhillips ...................     809,859
    140,800  El Paso Corp. ....................   1,293,952
     24,400  Exxon Mobil Corp. ................   1,179,252
     19,800  Halliburton Co. ..................     667,062
     16,800  Marathon Oil Corp. ...............     693,504
     15,900  Noble Corp.+ .....................     714,705
     25,200  Pioneer Natural Resources Co. ....     868,896
                                                -----------
                                                  6,227,230
                                                -----------
             ENTERTAINMENT -- 6.4%
     45,000  Liberty Media Corp., Cl. A+ ......     392,400
     38,000  The Walt Disney Co. ..............     856,900
     73,400  Time Warner Inc.+ ................   1,184,676
                                                -----------
                                                  2,433,976
                                                -----------
             FINANCIAL SERVICES -- 20.2%
     11,200  American Express Co. .............     576,352
     18,400  Bank of America Corp. ............     797,272
     29,400  Citigroup Inc. ...................   1,297,128
     24,200  Countrywide Financial Corp. ......     953,238
     37,600  JPMorgan Chase & Co. .............   1,493,848
      9,600  Lehman Brothers Holdings Inc. ....     765,312
     18,700  Merrill Lynch & Co. Inc. .........     929,764
     12,700  State Street Corp. ...............     542,417
      7,700  Washington Mutual Inc. ...........     300,916
                                                -----------
                                                  7,656,247
                                                -----------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             FINANCIAL SERVICES: INSURANCE -- 5.7%
      7,100  Everest Re Group Ltd. ............ $   527,743
     16,500  Hartford Financial Services
              Group Inc. ......................   1,021,845
     19,061  St. Paul Travelers Companies Inc.      630,157
                                                -----------
                                                  2,179,745
                                                -----------
             FOOD AND BEVERAGE -- 1.1%
     18,000  Sara Lee Corp. ...................     411,480
                                                -----------
             HEALTH CARE -- 7.8%
     15,400  Baxter International Inc. ........     495,264
     18,500  McKesson Corp. ...................     474,525
     17,200  Merck & Co. Inc. .................     567,600
     17,100  Pfizer Inc. ......................     523,260
     23,600  Wyeth ............................     882,640
                                                -----------
                                                  2,943,289
                                                -----------
             METALS AND MINING -- 2.7%
     30,400  Alcoa Inc. .......................   1,021,136
                                                -----------
             PAPER AND FOREST PRODUCTS -- 1.5%
     14,200  International Paper Co. ..........     573,822
                                                -----------
             RETAIL -- 0.5%
      8,000  Albertson's Inc. .................     191,440
                                                -----------
             SPECIALTY CHEMICALS -- 3.4%
     28,900  Dow Chemical Co. .................   1,305,702
                                                -----------
             TELECOMMUNICATIONS -- 2.3%
     15,100  SBC Communications Inc. ..........     391,845
     12,200  Verizon Communications Inc. ......     480,436
                                                -----------
                                                    872,281
                                                -----------
             TRANSPORTATION -- 1.0%
      6,700  Union Pacific Corp. ..............     392,620
                                                -----------
             TOTAL COMMON STOCKS ..............  37,640,956
                                                -----------
  PRINCIPAL
    AMOUNT
   -------
             U.S. GOVERNMENT OBLIGATIONS -- 0.5%
   $176,000  U.S. Treasury Bills,
               1.537%++, 10/14/04 .............     175,904
                                                -----------
             TOTAL INVESTMENTS -- 99.7%
              (Cost $33,437,477) ..............  37,816,860

             OTHER ASSETS AND
               LIABILITIES (NET) -- 0.3% ......     104,192
                                                -----------
             NET ASSETS -- 100.0% ............. $37,921,052
                                                ===========

------------------
              For Federal tax purposes:
              Aggregate cost .................. $33,437,477
                                                ===========
              Gross unrealized appreciation ... $ 5,305,753
              Gross unrealized depreciation ...    (926,370)
                                                -----------
              Net unrealized appreciation
               (depreciation) ................. $ 4,379,383
                                                ===========

------------------
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 * Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Blue Chip Value Fund
             ---------------------------------

By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive
                                    Officer & Principal
                                    Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.